Earnings (Losses) Per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
EARNINGS (LOSSES) PER SHARE

NOTE 8:- EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Six months ended June 30,
	2020	2019
Numerator for basic and diluted net earnings (losses) per share:

Net income (loss)	$(14,626)	$743

Weighted average shares outstanding:

Denominator for basic earnings (losses) per share	40,817,593	35,547,223

Effect of dilutive securities:
Share options, warrants and restricted share units	-	1,042,807
Denominator for diluted earnings (losses) per share	40,817,593	36,590,030

Basic and diluted earnings (losses) per share	$(0.36)	$0.02

During the six months ended June 30, 2020, the Company was in a loss position and therefore all its securities were antidilutive. The total number of shares related to the outstanding options and RSUs excluded from the calculation of diluted earnings per share due to their anti-dilutive effect was 559,398 for the six months ended June 30, 2019.